                    THE DOW INDUSTRIALS(SM) ("DIAMONDS")(SM)

                            DIAMONDS TRUST SERIES 1

                            A UNIT INVESTMENT TRUST

                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2004

                                  (UNAUDITED)

"Dow Jones Industrial Average", "DJIA", "Dow Jones", "The Dow", "THE DOW INDUSTRIALS", and "DIAMONDS" are trademarks and service marks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by PDR Services LLC and the American Stock Exchange LLC pursuant to a License Agreement with Dow Jones. The Trust, based on the DJIA, is not sponsored, endorsed, sold, or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Trust.

DIAMONDS TRUST SERIES 1
SCHEDULE OF INVESTMENTS
APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

COMMON STOCKS                                                  SHARES          VALUE
-----------------------------------------------------------------------------------------
3M Co. .....................................................  4,920,318    $  425,509,101
Alcoa, Inc. ................................................  4,920,318       151,299,778
Altria Group, Inc. .........................................  4,920,318       272,487,211
American Express Co. .......................................  4,920,318       240,849,566
American International Group, Inc. .........................  4,920,318       352,540,785
Boeing Co. .................................................  4,920,318       210,048,375
Caterpillar, Inc. ..........................................  4,920,318       382,456,318
Citigroup, Inc. ............................................  4,920,318       236,618,093
Coca-Cola Co. (The).........................................  4,920,318       248,820,481
Disney (Walt) Co. (The).....................................  4,920,318       113,314,924
Du Pont (E.I.) de Nemours...................................  4,920,318       211,327,658
Exxon Mobil Corp. ..........................................  4,920,318       209,359,531
General Electric Co. .......................................  4,920,318       147,363,524
General Motors Corp. .......................................  4,920,318       233,321,480
Hewlett-Packard Co. ........................................  4,920,318        96,930,265
Home Depot, Inc. ...........................................  4,920,318       173,145,990
Honeywell International, Inc. ..............................  4,920,318       170,144,596
Intel Corp. ................................................  4,920,318       126,599,782
International Business Machines Corp. ......................  4,920,318       433,824,438
J.P. Morgan Chase & Co. ....................................  4,920,318       185,003,957
Johnson & Johnson Company...................................  4,920,318       265,844,782
McDonald's Corp. ...........................................  4,920,318       133,980,259
Merck & Co., Inc. ..........................................  4,920,318       231,254,946
Microsoft Corp. ............................................  4,920,318       127,780,658
Pfizer, Inc. ...............................................  4,920,318       175,950,572
Procter & Gamble Co. .......................................  4,920,318       520,323,628
SBC Communications, Inc. ...................................  4,920,318       122,515,918
United Technologies Corp. ..................................  4,920,318       424,426,631
Verizon Communications, Inc. ...............................  4,920,318       185,692,801
Wal-Mart Stores, Inc. ......................................  4,920,318       280,458,126
                                                                           --------------
Total Common Stocks -- (Cost $7,633,572,495)................               $7,089,194,174
                                                                           ==============

See accompanying notes to financial statements.

DIAMONDS TRUST SERIES 1
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value.......................    $7,089,194,174
  Cash......................................................        11,654,946
  Dividends receivable......................................         9,677,807
                                                                --------------
TOTAL ASSETS................................................     7,110,526,927
                                                                --------------
LIABILITIES
  Distribution payable......................................         4,091,339
  Accrued Trustee fees......................................           412,613
  Accrued expenses and other liabilities....................         3,493,796
                                                                --------------
TOTAL LIABILITIES...........................................         7,997,748
                                                                --------------
NET ASSETS..................................................    $7,102,529,179
                                                                ==============
NET ASSETS REPRESENTED BY:
  Paid in surplus...........................................    $7,970,973,717
  Undistributed net investment income.......................         4,421,581
  Accumulated net realized loss on investments..............      (328,487,798)
  Net unrealized depreciation on investments................      (544,378,321)
                                                                --------------
NET ASSETS..................................................    $7,102,529,179
                                                                ==============
NET ASSET VALUE PER DIAMOND.................................           $102.47
                                                                        ------
                                                                        ------
UNITS OF FRACTIONAL UNDIVIDED INTEREST
  ("DIAMONDS") OUTSTANDING, UNLIMITED UNITS AUTHORIZED,
     $0.00 PAR VALUE........................................        69,313,791
                                                                --------------
COST OF INVESTMENTS.........................................    $7,633,572,495
                                                                ==============

See accompanying notes to financial statements.

DIAMONDS TRUST SERIES 1
STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------

                                  FOR THE
                              SIX MONTHS ENDED
                               APRIL 30, 2004    FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                (UNAUDITED)       OCTOBER 31, 2003     OCTOBER 31, 2002     OCTOBER 31, 2001
                              ----------------   ------------------   ------------------   ------------------
INVESTMENT INCOME
     Dividend income........    $ 70,424,490       $  120,911,703       $  71,072,353        $  41,997,410
                                ------------       --------------       -------------        -------------
EXPENSES:
     Trustee fees...........       2,211,785            3,480,020           2,450,305            1,858,460
     Marketing expense......       2,130,847            3,230,848           1,549,601              356,933
     DJIA license fee.......       1,620,677            1,947,815           1,567,729            1,300,000
     Legal and audit
          services..........          52,358              249,444              64,908               49,800
     SEC registration
          expense...........          30,781              116,131              30,592              286,213
     Printing and postage
          expense...........          21,597              338,844             151,203              136,463
     Amortization of
          organization
          costs.............              --              101,829             502,266              502,266
     Miscellaneous
          expense...........             310                  715                 687                  218
                                ------------       --------------       -------------        -------------
Total expenses..............       6,068,355            9,465,646           6,317,291            4,490,353
     Trustee earnings
       credit...............         (43,109)             (61,870)            (61,606)            (160,833)
                                ------------       --------------       -------------        -------------
Net expenses after Trustee
     earnings credit........       6,025,246            9,403,776           6,255,685            4,329,520
                                ------------       --------------       -------------        -------------
NET INVESTMENT INCOME.......      64,399,244          111,507,927          64,816,668           37,667,890
                                ------------       --------------       -------------        -------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
     Net realized gain on
       investment
       transactions.........     105,776,765          276,147,528         173,854,529          218,849,002
     Net change in
       unrealized
       depreciation.........     129,898,961          636,501,507        (496,933,157)        (681,232,614)
                                ------------       --------------       -------------        -------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS...............     235,675,726          912,649,035        (323,078,628)        (462,383,612)
                                ------------       --------------       -------------        -------------
NET INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS................    $300,074,970       $1,024,156,962       $(258,261,960)       $(424,715,722)
                                ============       ==============       =============        =============

See accompanying notes to financial statements.

DIAMONDS TRUST SERIES 1
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                    FOR THE
                                SIX MONTHS ENDED
                                 APRIL 30, 2004    FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                  (UNAUDITED)       OCTOBER 31, 2003     OCTOBER 31, 2002     OCTOBER 31, 2001
                                ----------------   ------------------   ------------------   ------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
     Net investment income....   $   64,399,244      $  111,507,927       $   64,816,668       $   37,667,890
     Net realized gain on
       investment
       transactions...........      105,776,765         276,147,528          173,854,529          218,849,002
     Net change in unrealized
          depreciation........      129,898,961         636,501,507         (496,933,157)        (681,232,614)
                                 --------------      --------------       --------------       --------------
NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS......      300,074,970       1,024,156,962         (258,261,960)        (424,715,722)
                                 --------------      --------------       --------------       --------------
UNDISTRIBUTED NET INVESTMENT
  INCOME INCLUDED IN PRICE OF
  UNITS ISSUED AND REDEEMED,
  NET.........................         (626,249)           (398,863)             913,179              733,997
                                 --------------      --------------       --------------       --------------
DISTRIBUTIONS TO UNITHOLDERS
  FROM NET INVESTMENT
  INCOME......................      (62,360,211)       (110,187,836)         (62,477,206)         (38,220,448)
                                 --------------      --------------       --------------       --------------
NET INCREASE IN NET ASSETS
  FROM ISSUANCE AND REDEMPTION
  OF DIAMONDS.................      874,349,032         959,445,015        1,703,425,938        1,194,073,126
                                 --------------      --------------       --------------       --------------
NET INCREASE IN NET ASSETS
  DURING PERIOD...............    1,111,437,542       1,873,015,278        1,383,599,951          731,870,953
NET ASSETS AT BEGINNING OF
  PERIOD......................    5,991,091,637       4,118,076,359        2,734,476,408        2,002,605,455
                                 --------------      --------------       --------------       --------------

NET ASSETS END OF PERIOD*.....   $7,102,529,179      $5,991,091,637       $4,118,076,359       $2,734,476,408
                                 ==============      ==============       ==============       ==============
*INCLUDES UNDISTRIBUTED
  (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME.......   $    4,421,581      $    2,382,548       $    1,062,457       $   (1,277,005)
                                 --------------      --------------       --------------       --------------

See accompanying notes to financial statements.

DIAMONDS TRUST SERIES 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A DIAMOND OUTSTANDING DURING THE PERIOD

--------------------------------------------------------------------------------

                                  FOR THE
                                SIX MONTHS
                                   ENDED        FOR THE YEAR   FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
                                4/30/04(1)         ENDED          ENDED           ENDED           ENDED           ENDED
                                (UNAUDITED)       10/31/03     10/31/02(1)     10/31/01(1)     10/31/00(1)     10/31/99(1)
                                -----------     ------------   ------------    ------------    ------------    ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD......................  $    98.20       $    84.12     $    90.84      $   109.73      $   107.31      $    85.94
                                ----------       ----------     ----------      ----------      ----------      ----------
INVESTMENT OPERATIONS:
    Net investment income.....        0.98             1.91           1.73            1.56            1.43            1.41
    Net realized and
      unrealized gain (loss)
      on investments..........        4.26            14.06          (6.77)         (18.86)           2.47           21.36
                                ----------       ----------     ----------      ----------      ----------      ----------
TOTAL FROM INVESTMENT
  OPERATIONS..................        5.24            15.97          (5.04)         (17.30)           3.90           22.77
                                ----------       ----------     ----------      ----------      ----------      ----------
UNDISTRIBUTED NET INVESTMENT
  INCOME INCLUDED IN PRICE OF
  UNITS ISSUED AND REDEEMED,
  NET.........................       (0.00)(5)        (0.01)          0.00(5)         0.00(5)         0.00(5)         0.08
                                ----------       ----------     ----------      ----------      ----------      ----------
LESS DISTRIBUTIONS FROM:
    Net investment income.....       (0.97)           (1.88)         (1.68)          (1.59)          (1.48)          (1.48)
                                ----------       ----------     ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF
  PERIOD......................  $   102.47       $    98.20     $    84.12      $    90.84      $   109.73      $   107.31
                                ==========       ==========     ==========      ==========      ==========      ==========
TOTAL INVESTMENT RETURN(2)....        5.34%           19.22%         (5.71)%        (15.91)%          3.68%          26.71%
RATIOS AND SUPPLEMENTAL DATA
Ratios to average net assets:
    Net investment income.....        1.91%(6)         2.12%          1.85%           1.51%           1.34%           1.37%
    Total expenses............        0.18%(6)         0.18%          0.18%           0.18%           0.36%           0.37%
    Net expenses excluding
      trustee earnings
      credit..................        0.18%(6)         0.18%          0.18%           0.18%           0.18%           0.18%
    Net expenses excluding
      rebates, trustee
      earnings credit and
      waivers(3)..............        0.18%(6)         0.18%          0.18%           0.17%           0.17%           0.18%
    Portfolio turnover
      rate(4).................       10.80%            8.71%          0.26%          12.66%          23.85%          34.70%
NET ASSET VALUE, END OF PERIOD
  (000'S).....................  $7,102,529       $5,991,092     $4,118,076      $2,734,476      $2,002,605      $1,040,988

--------------------------------------------------------------------------------
(1) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) Total returns for periods of less than one year are not annualized and do not include transaction fees.

(3) Excludes expenses reimbursed by the Sponsor and Trustee from the period November 1, 1998 through February 29, 2000 and the Sponsor from the period March 1, 2000 through October 31, 2000.

(4) Portfolio turnover ratio excludes securities received or delivered from processing creations or redemption of DIAMONDS.

(5) Amount shown represents less than $0.01

(6) Annualized
See accompanying notes to financial statements.

DIAMONDS TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION
DIAMONDS Trust Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase units of beneficial interest in the Trust representing proportionate undivided interests in the portfolio of securities consisting of substantially all of the component common stocks, which comprise the Dow Jones Industrial Average (the "DJIA"). Each unit of fractional undivided interest in the Trust is referred to as a "DIAMOND". The Trust commenced operations on January 14, 1998 upon the initial issuance of 500,000 DIAMONDS (equivalent to ten "Creation Units" -- see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION
Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security, except for securities listed on the NASDAQ which are valued at the NASDAQ official closing price. If no closing sale price or official closing price is available, then the security is valued at the previous closing sale price on the exchange which is deemed to be the principal market for the security, or at the previous official closing price if the security is listed on the NASDAQ. If there is no closing sale price available or official closing price, valuation will be determined by the Trustee in good faith based on available information.

INVESTMENT TRANSACTIONS
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS
The Trust declares and distributes dividends from net investment income to its unitholders monthly. The Trust will distribute net realized capital gains, if any, at least annually.

FEDERAL INCOME TAX
The Trust has qualified and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally

DIAMONDS TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) accepted accounting principles. These differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. Net investment income per share calculations in the financial highlights for all periods presented excludes these differences.

During the six months ended April 30, 2004, the Trust reclassified $342,192,439 of non-taxable security gains realized in the in-kind redemption of Creation Units (Note 4) as an increase to paid in surplus in the Statements of Assets and Liabilities.

At October 31, 2003, the Trust had the following capital loss carryforwards which may be used to offset any net realized gains, expiring October 31:

2007.....................................  $ 9,197,094
2008.....................................   11,386,433
2010.....................................    2,065,467
2011.....................................   68,716,435

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR
In accordance with the Trust Agreement, State Street Bank and Trust Company (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the DJIA. For these services, the Trustee received a fee at the following annual rates for the six months ended April 30, 2004:

NET ASSET VALUE OF THE TRUST                FEE AS A PERCENTAGE OF NET ASSET VALUE OF THE TRUST
----------------------------                ---------------------------------------------------
$0 - $499,999,999                           10/100 of 1% per annum plus or minus the Adjustment
                                            Amount
$500,000,000 - $2,499,999,999               8/100 of 1% per annum plus or minus the Adjustment
                                            Amount
$2,500,000,000 - and above                  6/100 of 1% per annum plus or minus the Adjustment
                                            Amount

The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of DIAMONDS and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the six months ended April 30, 2004, the Adjustment Amount decreased the Trustee's fee by $152,470. The Adjustment Amount included an excess of net transaction fees from processing orders of $109,361 and a Trustee earnings credit of $43,109.

DIAMONDS TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR (CONTINUED)

PDR Services LLC (the "Sponsor", a wholly-owned subsidiary of the American Stock Exchange LLC) agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust which exceeded 18.00/100 of 1% per annum of the daily net asset value of the Trust. The amounts of such reimbursements by the Sponsor for the fiscal years ended October 31, 2001, October 31, 2002 and October 31, 2003 and the six-month period ended April 30, 2004 were $0.

Dow Jones & Company, Inc. ("Dow Jones"), the American Stock Exchange LLC (the "AMEX"), and PDR Services (the "Sponsor") have entered into a License Agreement pursuant to which certain Dow Jones marks may be used in connection with the Trust subject to the payment of license fees.

NOTE 4 -- TRUST TRANSACTIONS IN DIAMONDS
Transactions in DIAMONDS were as follows.

                                                         SIX MONTHS ENDED APRIL 30, 2004
                                                         -------------------------------
                                                           DIAMONDS         AMOUNTS
                                                         ------------   ----------------
DIAMONDS sold..........................................   38,050,000    $ 3,934,070,731
DIAMONDS issued upon dividend reinvestment.............        5,360            550,749
DIAMONDS redeemed......................................  (29,750,000)    (3,060,898,697)
Net income equalization................................           --            626,249
                                                         -----------    ---------------
Net Increase...........................................    8,305,360    $   874,349,032
                                                         ===========    ===============

                                                          YEAR ENDED OCTOBER 31, 2003
                                                         -----------------------------
                                                          DIAMONDS         AMOUNTS
                                                         -----------   ---------------
DIAMONDS sold..........................................   70,850,000   $ 6,167,457,123
DIAMONDS issued upon dividend reinvestment.............        4,321           385,016
DIAMONDS redeemed......................................  (58,800,000)   (5,208,795,987)
Net income equalization................................           --           398,863
                                                         -----------   ---------------
Net Increase...........................................   12,054,321   $   959,445,015
                                                         ===========   ===============

                                                          YEAR ENDED OCTOBER 31, 2002
                                                         -----------------------------
                                                          DIAMONDS         AMOUNTS
                                                         -----------   ---------------
DIAMONDS sold..........................................   85,000,000   $ 8,317,016,274
DIAMONDS issued upon dividend reinvestment.............        2,297           210,273
DIAMONDS redeemed......................................  (66,150,000)   (6,612,887,430)
Net income equalization................................           --          (913,179)
                                                         -----------   ---------------
Net Increase...........................................   18,852,297   $ 1,703,425,938
                                                         ===========   ===============

DIAMONDS TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

NOTE 4 -- TRUST TRANSACTIONS IN DIAMONDS (CONTINUED)

                                                          YEAR ENDED OCTOBER 31, 2001
                                                         -----------------------------
                                                          DIAMONDS         AMOUNTS
                                                         -----------   ---------------
DIAMONDS sold..........................................   76,050,000   $ 7,610,021,285
DIAMONDS issued upon dividend reinvestment.............        1,055           107,143
DIAMONDS redeemed......................................  (64,200,000)   (6,415,321,305)
Net income equalization................................           --          (733,997)
                                                         -----------   ---------------
Net Increase...........................................   11,851,055   $ 1,194,073,126
                                                         ===========   ===============

Except for under the Trust's dividend reinvestment plan, DIAMONDS are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 DIAMONDS. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per DIAMOND (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. A transaction fee of $1,000 is charged in connection with each creation or redemption of Creation Units through the DIAMONDS Clearing Process per Participating party per day, regardless of the number of Creation Units created or redeemed. Transaction fees are received by the Trustee and used to offset the expense of processing orders.

NOTE 5 -- INVESTMENT TRANSACTIONS
For the six months ended April 30, 2004, the Trust had net in-kind contributions, net in-kind redemptions, purchases and sales of investment securities of $3,932,717,929, $3,058,942,490, $730,930,800 and $737,494,929,
respectively. The identified cost of investments in securities owned for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At April 30, 2004, the cost of investments was $7,633,572,495 accordingly, gross unrealized appreciation was $148,337,865, and gross unrealized depreciation was $692,716,186, resulting in net unrealized depreciation of $544,378,321. For the six months ended April 30, 2004, State Street Corporation did not earn any brokerage commissions from investment transactions.

DIAMONDS TRUST SERIES 1

--------------------------------------------------------------------------------

SPONSOR
PDR Services LLC
c/o American Stock Exchange LLC
86 Trinity Place
New York, NY 10006

TRUSTEE
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

LEGAL COUNSEL
Carter, Ledyard & Milburn
2 Wall Street
New York, NY 10005